Notes Payable and Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Notes Payable and Long-Term Debt
Summary of long-term debt

	December 31,
(Millions of dollars)	2016	2015
Term Loan due 2022	$497	$500
Foreign subsidiary obligations due 2018 through 2023	20	23
Total long-term debt at face value	517	523
Current maturities of long-term debt and unamortized discount	(18)	(5)
Long-term debt, less current maturities and unamortized discount	$499	$518